TRADE PAYABLES	12 Months Ended
Dec. 31, 2017
Disclosure of trade payables [Abstract]
TRADE PAYABLES
10.	TRADE PAYABLES

	December 31,
	2016	2017	2017
	CNY	CNY	US$

Trade payables	2,736	215	33

Trade payables are non-interest-bearing and are normally settled within six months.

The aging analysis of trade payables as at December 31, 2016 and 2017 is as follows:

	December 31,
	2016	2017	2017
	CNY	CNY	US$

Within 1 year	2,696	15	3
1 to 2 years	—	100	15
Over 2 years	40	100	15
	2,736	215	33